46351  9/98

Prospectus Supplement
dated September 14, 1998 to:
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---------------------------------------------------------
PUTNAM EUROPE GROWTH FUND
Prospectus dated October 30 , 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The  following  officers  of Putnam Investment  Management,  Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   Business experience
Officer              Year          (at least 5 years)
--------------------------         -------------------------

Omid Kamshad         1996          Employed as an investment
Managing Director                  professional by
                                   Putnam Management since  1996.
                                   Prior  to  January,  1996  Mr.
                                   Kamshad   was   Director    of
                                   Investments  at Lombard  Odier
                                   International.   Prior    to
                                   April,  1995, Mr. Kamshad  was
                                   Director   at   Baring   Asset
                                   Management Company.

Justin M. Scott
Managing Director                  1990 Employed as an investment
                                   professional by Putnam
                                   Management since 1988.

Mark D. Pollard
Senior Vice President              1995 Employed as an investment
                                   professional by Putnam
                                   Management since 1990.

Nigel P. Hart        1998          Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1997. Prior
                                   to  November, 1997,  Mr. Hart
                                   was a Vice President and
                                   Portfolio Manager at IAI
                                   International.


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